STOCK BASED COMPENSATION (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 04, 2020	Aug. 27, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation expense			$ 230,867	$ 149,436	$ 515,309	$ 420,223	$ 566,019	$ 403,325
Unrecognized compensation expense			$ 1,276,000		$ 1,276,000		$ 951,932
Weighted average vesting period of options					3 years	3 years	3 years
Expected option life (years)					6 years 5 months 30 days		6 years 6 months	6 years 6 months
Exercise price per common share	$ 0.34	$ 0.35			$ 0.35	$ 0.61	$ 0.61
Shares issuable upon exercise of stock options	2,000,000	200,000	625,000	1,325,000	625,000	1,325,000	1,325,000
Common stock value issuable upon exercise of stock options	$ 579,214	$ 61,172	$ 250,700	$ 755,000	$ 250,700	$ 755,000	$ 755,000
Consulting agreements
Warrants issued								2,200,000
Fair value of warrants granted								$ 61,780
2018 Equity Incentive Plan
Maximum number of shares granted under plan							8,000,000
Warrant [Member]
Warrants exercised					122,752		122,752
Exercise price					$ 0.375		$ 0.375
Expiration date					Apr. 23, 2028		Apr. 23, 2028